INCOME TAXES - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits at January 1	$ 1,574,000,000	$ 3,109,000,000	$ 3,923,000,000
Net amount of increases for current year’s tax positions	135,000,000	58,000,000	136,000,000
Gross amount of increases for prior years’ tax positions	175,000,000	251,000,000	345,000,000
Gross amount of decreases for prior years’ tax positions	(772,000,000)	(716,000,000)	(1,246,000,000)
Amounts of decreases relating to settlements	(28,000,000)	(1,115,000,000)	(44,000,000)
Reductions due to lapse of statutes of limitation	(30,000,000)	(15,000,000)	(3,000,000)
Foreign exchange, acquisitions and dispositions	6,000,000	2,000,000	(2,000,000)
Total unrecognized tax benefits at December 31	1,060,000,000	1,574,000,000	3,109,000,000
Amount of unrecognized tax benefit which would impact effective tax rate if recognized	800,000,000	800,000,000	1,300,000,000
Uncertain tax positions recognized		$ 400,000,000